ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

SYLA Technologies Co., Ltd. (“SYLA Tech”), previously known as SYLA Holdings Co., Ltd., was incorporated in Japan on March 3, 2009.

SYLA Co., Ltd. (“SYLA Co”) was incorporated in Japan on September 1, 2006. SYLA Co invests in certain real estate joint ventures which are variable interest entities of SYLA Co.

SYLA Brain Co., Ltd. (“SYLA Brain”), previously known as Devel Co., Ltd., was incorporated in Japan on November 15, 2019. On December 31, 2021, SYLA Tech completed an acquisition of 67% equity interest of SYLA Brain.

On February 28, 2022, SYLA Tech completed an acquisition of 100% equity interest of SYLA Solar Co., Ltd. (“SYLA Solar”), a company incorporated in Japan on August 1, 2013 and previously known as Nihon Taiyoko Hatsuden Co., Ltd., and its wholly owned subsidiaries, SYLA Power Co., Ltd. (“SYLA Power”) and SYLA O&M Co., Ltd. (“SYLA O&M”). SYLA Power was incorporated in Japan on March 2, 2015 and was previously known as Aichi Electric Power Co., Ltd. SYLA O&M was incorporated in Japan on August 3, 2020 and was previously known as ALMA Co., Ltd. SYLA Solar is a surviving entity of a statutory reorganization authorized on March 31, 2022 involving itself and five subsidiaries (the “five subsidiaries”). On May 1, 2022, the five subsidiaries ceased by dissolution and transferred all of the assets and liabilities to SYLA Solar upon the effectiveness of the reorganization. SYLA Solar is a surviving entity of a statutory reorganization authorized on August 15, 2023 involving itself, SYLA Power and SYLA O&M. On November 1, 2023, SYLA Power and SYLA O&M ceased by dissolution and transferred all of the assets and liabilities to SYLA Solar upon the effectiveness of the reorganization. The statutory reorganization has been accounted for as a recapitalization between entities under common control since the same controlling shareholders controlled SYLA Solar, the five subsidiaries, SYLA Power and SYLA O&M before and after the transaction.

SYLA Biotech Co., Ltd. (“SYLA Biotech”), previously known as RE100.com Co., Ltd., was co-established by SYLA Tech and Makoto Ariki, a 5% shareholder of SYLA Brain, in Japan on April 27, 2022. SYLA Tech and Makoto Ariki each owned 50% equity interest of SYLA Biotech until September 13, 2022. SYLA Tech’s ownership interest in SYLA Biotech was further increased to 60% as a result of share issuance on September 14, 2022, and eventually increased to 100% upon the acquisition of the remaining 40% equity interest from noncontrolling shareholders on December 15, 2023.

SYLA Co incorporated its wholly-owned subsidiaries, SYLA Asset Management Co., Ltd. (“SYLA Asset Management”), SYLA Realty Co., Ltd. (“SYLA Realty”) and Rimawari-kun Co., Ltd. (“Rimawari-kun”) in Japan in March 2023, June 2023 and July 2023, respectively.

On October 20, 2023, SYLA Co acquired from ETP Inc., an entity incorporated in Japan, a construction painting franchise business which represented an integrated set of assets and activities that meet the definition of a business.

Reorganization

On October 1, 2017, SYLA Tech acquired 100% equity ownership of SYLA Co by shares exchange, which has been accounted for as a recapitalization between entities under common control since the same controlling shareholders controlled these two entities before and after the transaction.

In preparation for its overseas listing, SYLA Tech and SYLA Co divested certain of their wholly-owned or majority-owned subsidiaries that have been separately managed with separate historical books and records for restructuring of the listing business. The accompany financial statements have been prepared using a carve-out basis to present the historical financial position and results of operations for the listing business.

Discontinued operations

On December 30, 2022, the Board of Directors approved the sale of its mining machine business. The sale of mining machine business represents a strategic shift that will have a major impact on the results of its operations and has been accounted for as a discontinued operation. The disposal transaction was closed on January 23, 2023. See Note 21.

As a result of the series of reorganization transactions and business combinations, the organization structure as of December 31, 2023 includes SYLA Tech, SYLA Co and its consolidated variable interest entities and its subsidiaries, SYLA Brain, SYLA Solar and SYLA Biotech.

SYLA Tech and its subsidiaries included in the consolidated financial statements are collectively referred to herein as the “Company”, “we” and “us” unless specific reference is made to an entity. The Company is engaged in the business of real estate sale, leasing, management and crowdfunding, solar power plants sale, operation and maintenance, electricity sale, container sale, operation and management. The Company’s operations are conducted mainly in Japan.